SEGMENT INFORMATION (Tables)	12 Months Ended
Jun. 30, 2024
SEGMENT INFORMATION
Schedule of operating results of the Group's reporting segments

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2024	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	94,457,404	223,538,317	125,558,380	443,554,101
Royalties	986,602	—	—	986,602
Right of use licenses	1,000,000	—	19,287,845	20,287,845
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	(45,746)	—	—	(45,746)
Total	96,398,260	223,538,317	144,846,225	464,782,802

Cost of sales	(66,306,974)	(143,807,301)	(68,107,537)	(278,221,812)
Gross profit per segment	30,091,286	79,731,016	76,738,688	186,560,990
% Gross margin	31%	36%	53%	40%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2023	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	55,360,397	205,685,451	124,249,566	385,295,414
Royalties	1,247,567	—	—	1,247,567
Right of use licenses	—	—	32,903,458	32,903,458
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	319,428	153,460	137,666	610,554
Total	56,927,392	205,838,911	157,290,690	420,056,993

Cost of sales	(31,012,687)	(137,529,299)	(66,915,067)	(235,457,053)
Gross profit per segment	25,914,705	68,309,612	90,375,623	184,599,940
% Gross margin	46%	33%	57%	44%

	Seed and
	integrated	Crop	Crop
Year ended June 30, 2022	products	protection	nutrition	Consolidated
Revenues from contracts with customers
Sale of goods and services	45,862,562	173,095,092	107,502,350	326,460,004
Royalties	1,995,584	—	—	1,995,584
Others
Initial recognition and changes in the fair value of biological assets at the point of harvest	3,672,192	1,171,749	1,544,089	6,388,030
Total	51,530,338	174,266,841	109,046,439	334,843,618

Cost of sales	(21,839,689)	(124,489,307)	(62,035,099)	(208,364,095)
Gross profit per segment	29,690,649	49,777,534	47,011,340	126,479,523
% Gross margin	58%	29%	43%	38%

Schedule of revenue by similar group of products or services

	06/30/2024	06/30/2023	06/30/2022
Seed and integrated products	96,398,260	56,607,964	47,858,146
Seed Treatments Packs	29,992,052	32,469,652	29,056,276
Seed & Royalties Payments	5,587,594	7,004,400	6,384,927
HB4 Program	60,818,614	17,133,912	12,416,943

Crop protection	227,212,278	205,685,451	173,095,092
Adjuvants	56,634,128	52,978,705	51,211,406
Seed CP Products and Services	34,877,911	26,080,587	26,478,873
Other CP Products and Services	106,766,415	94,123,984	95,404,813
Bioprotection	28,933,824	32,502,175	—

Crop nutrition	141,218,010	157,153,024	107,502,350
Inoculants & Biofertilizers	18,315,253	23,621,534	23,621,552
Micro-beaded Fertilizers	88,158,727	90,827,714	83,880,798
Biostimulants	15,456,185	9,800,318	—
Syngenta license agreement	19,287,845	32,903,458	—

Total revenues	464,828,548	419,446,439	328,455,588

Schedule of geographical information

	06/30/2024	06/30/2023	06/30/2022
Argentina	346,794,376	288,228,267	261,624,779
Brazil	24,175,116	23,690,028	33,049,005
LATAM	21,952,339	21,044,547	15,340,382
North America	27,370,220	30,372,912	5,086,007
EMEA	21,320,535	22,014,855	12,920,323
ROW	23,215,962	34,095,830	435,092
Total revenues	464,828,548	419,446,439	328,455,588

	06/30/2024	06/30/2023
Non-current assets
Argentina	137,325,749	124,612,208
Brazil	7,698,175	8,398,403
LATAM	1,162,654	1,064,290
North America	189,199,549	192,129,674
EMEA	44,141	61,526
ROW	26,279,731	27,535,122
Total non-current assets	361,709,999	353,801,223

Property, plant and equipment	74,573,278	67,853,835
Intangible assets	174,797,456	173,783,956
Goodwill	112,339,265	112,163,432
Total reportable assets	361,709,999	353,801,223
Total non-reportable assets	488,918,348	464,257,935
Total assets	850,628,347	818,059,158